UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-08897

Sparrow Funds

(Exact name of registrant as specified in charter)

211 N. Broadway,  Ste. 2080, St. Louis, MO        63102

  (Address of principal executive offices)          (Zip code)

Mutual Shareholder Services

8000 Towne Centre Drive, Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code:   314-725-6161

Date of fiscal year end:  08/31

Date of reporting period:	11/30/2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

	Sparrow Growth Fund
	Schedule of Investments
	November 30, 2012 (Unaudited)

Shares		Fair Value

COMMON STOCKS - 99.99%

Agricultural Chemicals - 2.25%
1,200	CF Industries Holdings, Inc.	$ 256,836

Apparel Stores - 4.53%
5,280	Hanesbrands, Inc. *	190,608
7,350	TJX Cos., Inc.	325,899
		516,507
Auto Parts Stores - 5.61%
840	Autozone, Inc. *	322,367
9,300	Dorman Products, Inc. *	318,060
		640,427
Beverages - 6.12%
3,280	Anheuser-Busch Inbev NV ADR	288,542
1,600	Brown-Forman, Inc. Class-A	108,294
2,900	Coca-Cola Co.	109,968
1,600	Diageo Plc	191,312
		698,116
Beverages-Soft Drinks - 4.21%
2,450	Coca-Cola SP ADR	345,646
2,600	Monster Beverage Corp. *	135,330
		480,976
Business Services - 5.25%
6,100	Fair Isaac, Inc.	261,202
2,260	Visa, Inc.	338,345
		599,547
Business Software & Services - 3.00%
700	Mastercard, Inc.	342,076

Cement - 1.33%
2,850	Eagle Materials, Inc.	151,677

Cigarettes - 12.88%
7,500	Altria Group, Inc.	253,575
2,750	British American Tobacco Plc ADR	289,933
2,840	Lorillard, Inc.	344,094
3,200	Philip Morris International, Inc.	287,616
6,750	Reynolds American, Inc.	295,110
		1,470,328
Confectioners - 0.90%
1,400	Hershey Co.	102,578

Construction Machinery & Equipment - 1.21%
1,620	Caterpillar, Inc.	138,089

Consumer Goods - 2.53%
4,000	Ecolab, Inc.	288,320

Entertainment-Diversified - 3.99%
510	Priceline.com, Inc. *	338,227
2,360	Walt Disney Co.	117,198
		455,425
Footwear - 2.73%
3,200	Nike, Inc. Class-B	311,936

Grain Mill Products - 0.90%
2,500	General Mill, Inc.	102,475

Industrial Goods - 7.13%
6,200	DXP Enterprises, Inc. *	299,398
5,800	Fastenal Co.	242,498
1,400	W.W. Grainger, Inc.	271,628
		813,524
International Oil & Gas - 3.00%
3,880	Exxon Mobil Corp.	341,983

Medical Instruments & Supplies - 1.44%
6,000	Cantel Medical Corp.	164,640

Metal Mining - 1.23%
1,950	BHP Billiton Ltd. ADR	140,478

Perfumes, Cosmetics & Other Toilet Preparations - 0.95%
1,000	Colgate Palmolive Co.	108,500

Personal Products - 1.62%
2,650	Proctor & Gamble Co.	185,049

Petroleum Refining - 4.43%
3,150	Chevron Corp.	332,923
2,900	Marathon Petroleum Corp.	172,666
		505,589
Processed & Packaged Goods - 1.99%
7,800	B&G Foods, Inc.	227,604

Railroads, Line-Haul Operating - 1.31%
1,600	Canadian Pacific Railway Ltd.	149,344

Recreation Vehicles - 2.66%
3,580	Polaris Industries, Inc.	303,620

Restaurants - 0.95%
1,250	McDonalds Corp.	108,800

Retail Stores - 8.93%
6,000	Dollar Tree, Inc. *	250,440
8,150	Foot Locker Corp.	292,096
4,400	Sally Beauty Co., Inc. *	111,540
1,500	Sherwin Williams Co.	228,780
900	Simon Property Group, Inc.	136,917
		1,019,773
Soap, Detergent & Cleaning Preparations - 1.02%
2,140	Church & Dwight, Inc.	115,881

Specialty Eateries - 2.23%
4,900	Starbucks Corp.	254,163

Textile-Apparel Clothing - 3.67%
930	Polo Ralph Lauren Corp.	146,094
1,700	VF Corp.	272,867
		418,961

TOTAL FOR COMMON STOCKS (Cost $10,363,510) - 99.99%		$ 11,413,222

TOTAL INVESTMENTS (Cost $10,363,510) - 99.99%		$ 11,413,222

OTHER ASSETS LESS LIABILITIES - 0.01%		1,003

NET ASSETS - 100.00%		$ 11,414,225

* Non-income producing security during the period
** Variable rate security; the coupon rate shown represents the yield at November 30, 2012.

NOTES TO FINANCIAL STATEMENTS
Sparrow Growth Fund
1. SECURITY TRANSACTIONS

At November 30, 2012, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,363,510 amounted to $1,049,712, which consisted of aggregate gross unrealized appreciation of $1,148,430 and aggregate gross unrealized depreciation of $98,718.

2. SECURITY VALUATIONS

As described in Note 2, all investments in securities are recorded at their estimated fair value. The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$11,413,222	$0	$0	$11,413,222
Preferred Stocks	$0	$0	$0	$0
Cash Equivalents	$0	$0	$0	$0
Total	$11,413,222	$0	$0	$11,413,222

Item 2. Controls and Procedures.

(a)       EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)       CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Sparrow Funds

By:    *Gerald Sparrow

          Gerald Sparrow, President

Date	January 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    *Gerald Sparrow

          Gerald Sparrow, President and Treasurer

Date	January 23, 2013